Leases - Summary of Total investment in Finance Lease And the Present Value of the Minimum Lease Payments to be Recovered (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 1,298,516	₩ 654,759
Net investment in lease	1,173,565	586,195
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	70,740	24,649
Net investment in lease	69,030	23,957
After one year but within two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	133,398	48,781
Net investment in lease	124,904	45,575
After two years but within three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	239,895	132,894
Net investment in lease	218,911	120,414
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	367,991	171,137
Net investment in lease	331,685	151,756
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	486,490	277,282
Net investment in lease	429,034	244,481
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2	16
Net investment in lease	₩ 1	₩ 12